SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 30,816,535	$ 36,672,512	$ 38,635,635
(Loss) from operations		(9,233,676)	(1,608,562)	(197,698)
Corporate other income (loss), net		192,584	261,621	552,058
Corporate interest income		1,356	2,241	2,100
Interest expense		(978,900)	(460,544)	(580,630)
(Loss) before income taxes		(10,018,636)	(1,805,244)	(224,170)
Income tax expense		(43,087)	(14,143)	(7,980)
Net (loss) from continuing operations		(10,061,723)	(1,819,387)	(232,150)
Net (loss) income from discontinued operations				(465,791)
Net (loss)		(10,061,723)	(1,819,387)	(697,941)
Less: Loss (income) attributable to the non-controlling interest
Net Income (Loss)		(10,061,723)	(1,819,387)	(697,941)	[2]
Non-cash compensation		1,354,663	956,400	1,564,000
Depreciation and amortization		1,646,805	2,006,996	2,516,573
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		5,612,429	4,065,699	1,413,216
Inventory obsolescence provision		159,145	(14,310)	(53,314)
Total assets		39,447,626	35,128,745
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	17,730	85,145	214,980
(Loss) from operations		(42,206)	(87,794)	(110,113)
Depreciation and amortization			13,085	43,832
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,238	3,996	6,097
Inventory obsolescence provision		117	913	2,753
Total assets		40,950	84,501
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	28,120,328	36,587,367	38,420,655
(Loss) from operations		(6,631,818)	453,726	2,838,305
Depreciation and amortization		1,642,163	1,993,911	2,472,741
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		5,628,639	4,061,703	1,407,119
Inventory obsolescence provision		158,997	(15,223)	(56,067)
Total assets		27,179,664	34,261,293
SE Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	2,678,477
(Loss) from operations		307,338
Depreciation and amortization		4,642
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(17,448)
Inventory obsolescence provision		31
Total assets		4,755,802
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) from operations	[3]	(2,866,990)	(1,974,494)	(2,925,890)
Non-cash compensation		1,354,663	956,400	$ 1,564,000
Total assets		$ 7,471,210	$ 782,951

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.